Goodwill and other intangible assets - Allocation of Goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of intangible assets material to entity [line items]
Opening balance	$ 619,298	$ 763,388	$ 779,896
Additions through business combinations			119,035
Derecognitions through disposals	(12,192)
Impairment	(87,894)		(121,596)
Effects of movements in exchange rates and other movements	(115,970)	(144,090)	(13,947)
Closing balance	403,242	619,298	763,388
IHS Nigeria
Disclosure of intangible assets material to entity [line items]
Opening balance	151,727	299,457
Effects of movements in exchange rates and other movements	(62,136)	(147,730)
Closing balance	89,591	$ 151,727	299,457
Number of cash-generating units consolidated into one		3
IHS Nigeria Limited
Disclosure of intangible assets material to entity [line items]
Opening balance		$ 56,336	59,768
Effects of movements in exchange rates and other movements			(3,432)
Closing balance			56,336
INT Towers Limited
Disclosure of intangible assets material to entity [line items]
Opening balance		202,459	214,775
Effects of movements in exchange rates and other movements			(12,316)
Closing balance			202,459
IHS Towers NG Limited
Disclosure of intangible assets material to entity [line items]
Opening balance		40,662	43,138
Effects of movements in exchange rates and other movements			(2,476)
Closing balance			40,662
IHS Cameroon S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	43,288	41,741	44,388
Effects of movements in exchange rates and other movements	(2,478)	1,547	(2,647)
Closing balance	40,810	43,288	41,741
IHS Cote d Ivoire S.A.
Disclosure of intangible assets material to entity [line items]
Opening balance	21,468	20,701	22,012
Effects of movements in exchange rates and other movements	(1,229)	767	(1,311)
Closing balance	20,239	21,468	20,701
IHS Zambia Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	32,817	46,718	50,709
Effects of movements in exchange rates and other movements	(2,545)	(13,901)	(3,991)
Closing balance	30,272	32,817	46,718
IHS Rwanda Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	9,504	11,186	11,867
Effects of movements in exchange rates and other movements	(843)	(1,682)	(681)
Closing balance	8,661	9,504	11,186
IHS Kuwait Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	12,211	12,223	12,369
Derecognitions through disposals	(12,192)
Effects of movements in exchange rates and other movements	(19)	(12)	(146)
Closing balance		12,211	12,223
IHS South Africa Proprietary Limited
Disclosure of intangible assets material to entity [line items]
Opening balance	54,414	58,832
Additions through business combinations			64,394
Effects of movements in exchange rates and other movements	(1,297)	(4,418)	(5,562)
Closing balance	53,117	54,414	58,832
IHS Latam tower businesses
Disclosure of intangible assets material to entity [line items]
Opening balance	202,529	187,572	241,451
Additions through business combinations			54,641
Impairment	(87,894)		(121,596)
Effects of movements in exchange rates and other movements	(25,834)	14,957	13,076
Closing balance	88,801	202,529	187,572
I-Systems
Disclosure of intangible assets material to entity [line items]
Opening balance	91,340	84,958	79,419
Effects of movements in exchange rates and other movements	(19,589)	6,382	5,539
Closing balance	$ 71,751	$ 91,340	$ 84,958